October 31, 2001


Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


         Re:      SAFECO Common Stock Trust
                  1933 Act File Number - 33-36700
                  1940 Act File Number - 811-6167


Ladies and Gentlemen:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I hereby certify that each of (i) the forms of the No-Load Class prospectus dated May 1, 2001 and October 31, 2001, (ii) the forms of the Advisor Class A, Advisor Class B and Advisor Class C prospectus dated May 1, 2001 and October 31, 2001, and
(iii) the Statement of Additional Information dated May 1, 2001, Revised October 31, 2001, for the Registrant that would have been filed under paragraph (c) of this section do not differ from that contained in the most recent amendment to the registration statement. I further certify that the most recent registration statement was filed electronically on October 29, 2001 and became effective October 31, 2001. If you have any comments or questions concerning the filing, please call me at (425) 376-5328.

Sincerely,

/s/ William E. Crawford

William E. Crawford
Counsel